Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Unconstrained Equity Fund	Apr. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	1,902
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,167
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,231
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	$ 1,867